United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                  Quarterly Schedule of Portfolio Holdings
                of Registered Management Investment Companies




                                    811-3984

                      (Investment Company Act File Number)


                      Federated International Series, Inc.
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/06


                 Date of Reporting Period: Quarter ended 2/28/06







Item 1.     Schedule of Investments


FEDERATED INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

      Shares or
      Principal                                                                   Value in U.S.
       Amount                                                                        Dollars

                      COMMON STOCKS--99.0%
                      Australia--0.6%
       97,400         BHP Billiton Ltd.                                       $     1,757,415
                      Brazil--2.0%
       142,000        Companhia Vale Do Rio Doce, ADR                               5,779,400
                      Canada--7.4%
       157,400        EnCana Corp.                                                  6,509,569
       480,600    (1) Kinross Gold Corp.                                            4,436,178
       68,900         Nexen, Inc.                                                   3,602,480
       65,500         Petro-Canada                                                  3,000,510
       87,900         Talisman Energy, Inc.                                         4,618,337
                          TOTAL                                                    22,167,074
                      Finland--2.3%
       365,300        Nokia Oyj                                                     6,792,871
                      France--5.1%
       142,300        AXA                                                           5,032,138
       40,400         BNP Paribas SA                                                3,738,843
       23,750         Sanofi-Aventis                                                2,018,685
       149,400        Vivendi Universal SA                                          4,504,662
                          TOTAL                                                    15,294,328
                       Germany, Federal Republic of--4.1%
       38,000         Allianz AG                                                    6,132,708
       65,600         Siemens AG                                                    6,018,686
                          TOTAL                                                    12,151,394
                      Hong Kong--1.2%
       351,000        Sun Hung Kai Properties                                       3,650,378
                      Israel--1.7%
       238,500    (1) Check Point Software Technologies Ltd.                        5,070,510
                      Japan--27.6%
       22,900         Advantest Corp.                                               2,601,996
       62,000         Aisin Seiki Co.                                               2,196,769
       139,400        Isetan Co.                                                    2,511,388
       150,600        Japan Synth Rubber                                            4,425,674
       110,800        Meitec Corp.                                                  3,805,964
         199          Millea Holdings, Inc.                                         4,112,326
       137,800        Mitsubishi Corp.                                              3,194,065
       163,000        Mitsubishi Estate Co. Ltd.                                    3,409,789
         637          Mitsubishi UFJ Financial Group, Inc.                          9,746,703
         816          Mizuho Financial Group, Inc.                                  6,500,017
       183,000        Nikon Corp.                                                   3,116,007
       454,000        Nippon Mining Holdings, Inc.                                  3,378,845
       70,000         Nitori Co.                                                    3,420,431
       33,100         SMC Corp.                                                     4,661,390
       199,000        Sharp Corp.                                                   3,506,912
       204,800        Sumitomo Electric Industries                                  3,066,175
       394,000        Sumitomo Trust & Banking Co. Ltd.                             3,978,889
       77,000         Sundrug Co. Ltd.                                              3,911,106
       92,200         Takeda Pharmaceutical Co. Ltd.                                5,153,680
       185,000        Terumo Corp.                                                  5,662,276
                          TOTAL                                                    82,360,402
                      Korea, Republic of--1.6%
        6,816         Samsung Electronics Co.                                       4,776,905
                      Mexico--3.8%
       71,800         Fomento Economico Mexicano, SA de C.V., ADR                   6,245,882
       16,900     (1) Grupo Aeroportuario del Pacifico SA, ADR                       486,720
       57,500         Grupo Televisa S.A., GDR                                      4,511,450
                          TOTAL                                                    11,244,052
                      Netherlands--5.1%
       192,800        ABN AMRO Holdings NV                                          5,615,341
       136,500        ING Groep N.V.                                                5,129,858
       139,518        Philips Electronics NV                                        4,537,384
                          TOTAL                                                    15,282,583
                      Spain--1.7%
       354,400        Banco Santander Central Hispano, S.A.                         5,175,056
                      Switzerland--9.7%
       10,752         Kuehne & Nagel International AG                               3,244,000
       13,248         Nestle SA                                                     3,893,802
       224,207        Novartis AG                                                  11,956,791
       66,498         Roche Holding AG                                              9,823,529
                          TOTAL                                                    28,918,122
                      United Kingdom--22.1%
      2,092,600       ARM Holdings PLC                                              5,023,282
       106,500        AstraZeneca PLC                                               4,920,631
       442,700        BP PLC                                                        4,885,035
       537,300    (1) Britvic                                                       2,605,482
       322,128        Capita Group PLC                                              2,680,913
       540,248        Diageo PLC                                                    8,299,702
       432,839        GlaxoSmithKline PLC                                          10,992,155
       135,960        Rio Tinto PLC                                                 6,412,043
       101,747        Royal Bank of Scotland PLC, Edinburgh                         3,405,342
       145,300    (1) Royal Dutch Shell PLC                                         4,387,462
       361,900        Shire PLC                                                     5,699,313
       225,600        Smiths Industries                                             3,713,965
      1,537,329       Vodafone Group PLC                                            2,937,885
                          TOTAL                                                    65,963,210
                      United States--3.0%
       45,000     (1) NTL, Inc.                                                     2,963,250
       81,800     (1) Transocean Sedco Forex, Inc.                                  6,067,924
                          TOTAL                                                     9,031,174
                          TOTAL COMMON STOCKS (IDENTIFIED COST
                          $249,059,137)                                            295,414,874

                      REPURCHASE AGREEMENT--1.8%
 $    5,365,000       Interest in $3,700,000,000 joint repurchase
                      agreement 4.58%, dated 2/28/2006, under which Bank
                      of America N.A. will repurchase U.S. Government
                      Agency securities with various maturities to
                      4/1/2035 for $3,700,470,722 on 3/1/2006. The
                      market value of the underlying securities at the
                      end of the period was $3,774,000,000. (AT
                      AMORTIZED COST)                                               5,365,000
                          TOTAL INVESTMENTS -
                          100.8%
                           (IDENTIFIED COST $254,424,137)(2)                       300,779,874
                          OTHER ASSETS AND LIABILITIES - NET - (0.8)%              (2,477,711)
                          TOTAL NET ASSETS - 100%                             $    298,302,163

1    Non-income producing security.

2    The cost of investments for federal tax purposes  amounts to  $254,424,137.
     The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $46,355,737. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $48,539,714 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,183,977.

==============================================================================
Note:
     The categories of investments are shown as a percentage of total net assets at February 28, 2006.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded
(either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange ("NYSE"). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.


The following acronyms are used throughout this portfolio:

ADR         --American Depositary Receipt
GDR         --Global Depositary Receipt








FEDERATED INTERNATIONAL BOND FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)



         Foreign
         Currency
      Par Amount or
        Principal                                                                       Credit                Value in
          Amount                                                                        Rating              U.S. Dollars
                           Bonds--95.5%
                           Australian Dollar--3.0%
                           State/Provincial--3.0%
$       3,025,000          New South Wales, State of, Local Gov't.
                           Guarantee, 6.50%, 5/1/2006                               AAA / Aaa       $      2,247,921
        3,100,000          New South Wales, State of, Local Gov't.
                           Guarantee, (Series 12RG), 6.00%, 5/1/2012                AAA / Aaa              2,354,781
                           Total Australian Dollar                                                         4,602,702
                           British Pound--5.8%
                           Retailers--1.1%
        1,000,000          Wal-Mart Stores, Inc., 4.75%, 1/29/2013                  AA / Aa2               1,761,730
                           Sovereign--4.7%
        1,300,000          United Kingdom, Government of, Bond,
                           4.75%, 9/7/2015                                          AAA / Aaa              2,380,345
        1,350,000          United Kingdom, Government of, Bond,
                           5.00%, 3/7/2008                                          AAA / Aaa              2,396,451
        1,400,000          United Kingdom, Government of, Treasury
                           Bill, 5.00%, 3/7/2012                                    AAA / Aaa              2,552,496
                           Total                                                                           7,329,292
                           Total British Pound                                                             9,091,022
                           Canadian Dollar--2.2%
                           Sovereign--2.2%
        3,650,000          Canada, Government of, 5.00%, 6/1/2014                   AAA / Aaa              3,402,663
                           Euro--39.3%
                           Automotive--0.6%
        1,200,000          General Motors Corp., Bond, (Series EMTN),
                           8.375%, 7/5/2033                                          B / B2                 999,933
                           Banking--2.8%
         700,000           Danske Bank A/S, (Series EMTN), 4.10%,
                           3/16/2018                                                 A / Aa2                845,109
        1,500,000          Hypovereinsbank LUX, 4.391%, 12/18/2008                 BBB / Baa2              1,839,827
        1,200,000          Landesbank Schleswig-Holstein, Note,
                           7.408%, 6/29/2049                                         A / A3                1,695,738
                           Total                                                                           4,380,674
                           Beverage & Tobacco--1.7%
        2,200,000          Coca-Cola HBC Finance PLC, Company
                           Guarantee, (Series EMTN), 5.25%, 6/27/2006                A / A3                2,638,880
                           Cable & Wireless Television--1.2%
        1,475,000          Hellenic Telecommunication Organization
                           SA, Company Guarantee, (Series REGS),
                           6.125%, 2/7/2007                                          A- / A2               1,806,825
                           Industrial Products & Equipment--2.5%
        3,200,000          Tyco International Group SA, Company
                           Guarantee, 6.125%, 4/4/2007                             BBB / Baa3              3,927,444
                           Oil & Gas--1.1%
        1,400,000          Pemex Project Funding Master, (Series
                           REGS), 7.75%, 8/2/2007                                  BBB- / Baa1             1,770,495
                           Sovereign--22.2%
        4,000,000          Bundesrepublic Deutschland, 4.00%, 1/4/2037              AAA / Aaa              5,014,448
        3,000,000          Bundesschatzanweisungen, Note, 2.00%,
                           6/15/2007                                                AAA / Aaa              3,535,315
        1,900,000          France, Government of, 4.75%, 4/25/2035                  AAA / Aaa              2,662,173
        4,200,000          France, Government of, Bond, 3.50%,
                           1/12/2008                                                AAA / Aaa              5,051,530
        1,800,000          France, Government of, Bond, 4.00%,
                           4/25/2055                                                AAA / Aaa              2,289,547
        2,275,000          France, Government of, Bond, 4.25%,
                           4/25/2019                                                AAA / Aaa              2,896,309
        1,150,000          France, Government of, Bond, 4.75%,
                           10/25/2012                                               AAA / Aaa              1,481,720
        2,500,000          Germany, Government of, 4.75%, 7/4/2028                  AAA / Aaa              3,438,200
        3,000,000          Germany, Government of, Bond, 4.75%,
                           7/4/2034                                                 AAA / Aaa              4,204,297
        1,105,000          Germany, Government of, Bond, 5.50%,
                           1/4/2031                                                 AAA / Aaa              1,690,873
        1,700,000          Spain, Government of, Bond, 5.50%,
                           7/30/2017                                                AAA / Aaa              2,389,842
                           Total                                                                          34,654,254
                           Supranational--0.3%
         310,000           Corp Andina De Fomento, Unsub., 6.375%,
                           6/18/2009                                                 A / A2                 401,037
                           Telecommunications & Cellular--6.9%
        1,500,000          Deutsche Telekom AG, Company Guarantee,
                           6.625%, 7/11/2011                                         A- / A3               2,026,599
        3,200,000          Deutsche Telekom International Finance BV,
                           Company Guarantee, 5.875%, 7/11/2006                      A- / A3               3,853,595
        2,500,000          MMO2 PLC, Sr. Unsub., (Series EMTN),
                           6.375%, 1/25/2007                                       BBB- / Baa2             3,066,676
        1,500,000          Telekomunikacja Polska S.A. Eurofinance
                           BV, Company Guarantee, (Series EMTN),
                           6.625%, 3/1/2006                                        BBB / Baa2              1,788,507
                           Total                                                                          10,735,377
                           Total Euro                                                                     61,314,919
                           French Franc--1.7%
                           Finance - Automotive--1.7%
        14,500,000         Ford Motor Credit Co., Note, 6.75%,
                           3/13/2006                                               BB+ / Baa3              2,636,730
                           Japanese Yen--39.1%
                           Banking--21.2%
        94,000,000         Bank Nederlandse Gemeenten, Sr. Unsub.,
                           0.80%, 9/22/2008                                         AAA / Aaa               815,877
       200,000,000         Bayerische Landesbank, Sr. Note, (Series
                           EMTN), 1.40%, 4/22/2013                                  AAA / Aaa              1,725,887
       290,000,000         Cie Financement Foncier, Collateral Trust,
                           (Series EMTN), 0.60%, 3/23/2010                          AAA / Aaa              2,468,965
       460,000,000         DePfa ACS Bank, Collateral Trust, 0.75%,
                           9/22/2008                                                AAA / Aaa              3,986,031
       120,000,000         DePfa ACS Bank, (Series EMTN), 1.65%,
                           12/20/2016                                               AAA / Aaa              1,023,144
       500,000,000         European Investment Bank, 1.40%, 6/20/2017               AAA / Aaa              4,199,171
       580,000,000         KFW International Finance, 1.75%, 3/23/2010              AAA / Aaa              5,170,921
       495,000,000         Landwirtschaftliche Rentenbank, Foreign
                           Gov't. Guarantee, (Series EMTN), 1.375%,
                           4/25/2013                                                AAA / Aaa              4,262,375
       555,000,000         OEK Oest. Kontrollbank, Gilt, 1.80%,
                           3/22/2010                                                AAA / Aaa              4,948,689
       500,000,000         Pfandbriefstelle der Oesterreichischen
                           Landes & Hypothekenbanken, Sr. Unsub.,
                           (Series EMTN), 1.60%, 2/15/2011                          AAA / Aaa              4,411,904
                           Total                                                                          33,012,964
                           Finance--2.7%
       500,000,000         General Electric Capital Corp., Sr.
                           Unsub., (Series EMTN), 1.00%, 3/21/2012                  AAA / Aaa              4,206,298
                           Financial Intermediaries--2.9%
       500,000,000         Eksportfinans, Bond, 1.80%, 6/21/2010                    AA+ / Aaa              4,466,114
                           State/Provincial--3.2%
       550,000,000         Ontario, Province of, Note, (Series EMTN),
                           1.875%, 1/25/2010                                        AA / Aa2               4,928,405
                           Sovereign--5.9%
       400,000,000         Italy, Government of, Bond, 1.80%,
                           2/23/2010                                                AA- / Aa2              3,570,990
       265,000,000         Japan, Government of, Bond, 0.50%,
                           6/20/2013                                                AA- / A2               2,144,088
       425,000,000         Japan, Government of, Bond, 0.80%,
                           3/20/2013                                                AA- / Aa               3,528,126
                           Total                                                                           9,243,204
                           Supranational--3.2%
       563,000,000         Inter-American Development Bank, 1.90%,
                           7/8/2009                                                 AAA / Aaa              5,045,624
                           Total Japanese Yen                                                             60,902,609
                           Mexican Peso--2.3%
                           Sovereign--2.3%
        38,000,000         Mexico, Government of, 8.00%, 12/7/2023                  A / Baa1               3,589,594
                           Swedish Krona--0.7%
                           Sovereign--0.7%
        8,000,000          Sweden, Government of, Bond, 5.25%,
                           3/15/2011                                                AAA / Aaa              1,108,186
                           Swiss Franc--1.4%
                           Brokerage--1.4%
        2,700,000          Credit Suisse First Boston (Europe) Ltd.,
                           London, Jr. Sub. Note, 4.375%, 7/29/2049                  A- / A1               2,121,803
                           Total Bonds (identified cost $155,136,229)                                     148,770,228
                           Repurchase Agreement--1.3%
        2,122,000          Interest in $3,700,000,000 joint
                           repurchase agreement 4.58%, dated
                           2/28/2006 under which Bank of America N.A.
                           will repurchase U.S. Government Agency
                           securities with various maturities to
                           4/1/2035 for $3,700,470,722 on 3/1/2006.
                           The market value of the underlying
                           securities at the end of the period was
                           $3,774,000,000 (at amortized cost)                                              2,122,000
                           Total Investments--96.8%
                           (identified cost $157,258,229)(1)                                              150,892,228
                           other assets and liabilities - net - 3.2%                                       4,926,577
                           total net assets -100%                                                   $     155,818,805

 1    At February 28, 2006, the cost of investments for federal tax purposes was $158,957,190. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $8,064,962. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,339,088 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,404,050.


 Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.



      Investment Valuation
 Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors.









Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated International Series, Inc.

By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)

Date        April 24, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /s/ J. Christopher Donahue
             J. Christopher Donahue, Principal Executive Officer
Date        April 21, 2006


By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
Date        April 24, 2006